Equity Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2017
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Fair Value Measurement of the Granted Options and Rights

Parameters used to determine fair value—Tim Participações S.A.

Plans/Parameters	Exercise price (reais)	Volatility	Period	Expected dividends (reais)	Risk-free interest rate
Stock option plan 2011	8.84	51.73%	6 years	—	11.94% per annum
Stock option plan 2012	8.96	50.46%	6 years	—	8.89% per annum
Stock option plan 2013	8.13	48.45%	6 years	—	10.66% per annum
Stock option plan 2014	13.42	44.6%	6 years	—	10.66% per annum
Stock option plan 2015	8.45	35.5%	6 years	—	16.10% per annum
Stock option plan 2016	8.10	36.70%	6 years	—	11.73% per annum